S000096484 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	72 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
MSCI USA Financials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.23%	15.17%	11.97%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	15.08%	[1]
MSCI ACWI Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	12.02%	[1]
FactSet Global FinTech Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(4.16%)	(2.90%)	2.55%	[1]
Baron Financials ETF
Prospectus [Line Items]
Average Annual Return, Percent	0.91%	4.01%	10.21%
Performance Inception Date			Dec. 31, 2019
Baron Financials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.91%	3.94%	10.15%
Performance Inception Date			Dec. 31, 2019
Baron Financials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.54%	3.09%	8.16%
Performance Inception Date			Dec. 31, 2019

[1]	Since Inception reflects the inception date of the Institutional Shares of the Predecessor Fund (commenced operations on 12/31/2019).